Current and Future Income taxes - Taxable Income (Details) (USD $)	Jun. 30, 2014
2029
Income Tax Disclosure [Line Items]
Tax credit carryforward, amount	$ 70,637
2030
Income Tax Disclosure [Line Items]
Tax credit carryforward, amount	1,131,510
2031
Income Tax Disclosure [Line Items]
Tax credit carryforward, amount	1,229,147
2033
Income Tax Disclosure [Line Items]
Tax credit carryforward, amount	4,121,312
2034
Income Tax Disclosure [Line Items]
Tax credit carryforward, amount	$ 2,398,163